CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Development services and preproduction	$ 8,249	$ 10,081	$ 19,237
Sale of products	2,481	545	2,483
Total revenues	10,730	10,626	21,720
Cost of sales and services:
Development services and preproduction	4,930	4,166	7,326
Sale of products	1,008	332	1,517
Total cost of sales and services	5,938	4,498	8,843
Gross profit	4,792	6,128	12,877
Research and development expenses, Net	29,126	16,842	17,944
Selling and marketing expenses	2,866	2,335	1,752
General and administrative expenses	14,561	9,249	3,735
Loss from operations	(41,761)	(22,298)	(10,554)
Finance Income	83	17	0
Finance Expenses	(12,129)	(9,919)	(4,399)
Derivatives revaluation	(17,217)	(37,377)	(199)
Other income	41,657	5,474	0
Listing Expenses	0	(333,326)	0
Company's share in the loss of a company accounted by equity method, net	(226)	(360)	(1,898)
Loss before income taxes	(29,593)	(397,789)	(17,050)
Tax expenses	(122)	0	0
Loss for the period	(29,715)	(397,789)	(17,050)
Other comprehensive income (loss) net of tax:
Exchange gain (loss) arising on translation of foreign operations	(609)	3,272	1,131
Total comprehensive loss for the period	$ (30,324)	$ (394,517)	$ (15,919)
Basic loss per share (in dollars)	$ (0.37)	$ (13.25)	$ (0.91)
Diluted loss per share (in dollars)	$ (0.37)	$ (13.25)	$ (0.91)
Basic weighted average common shares outstanding	80,974,653	30,030,805	18,732,473
Diluted weighted average common shares outstanding	80,974,653	30,030,805	18,732,473